Leases and Restricted Cash (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Estimated future minimum rental payments to be received and paid under the lease contracts
2012	$ 350,900
2013	349,900
2014	349,900
2015	346,700
2016	321,600
Head Lease Receipts [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2012	28,859
2013	28,843
2014	28,828
2015	22,188
2016	21,242
Thereafter	260,306
Total	390,266
Sublease Payments [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2012	24,999
2013	24,999
2014	24,999
2015	24,999
2016	24,999
Thereafter	306,356
Total	$ 431,351